NEW THE SCUDDER HORIZON PLAN VARIABLE ANNUITY

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

INTRAMERICA VARIABLE ANNUITY ACCOUNT

Supplement dated June 27, 2022

to the

Prospectus dated May 1, 2003

The name of the Separate Account has changed.

Current Separate Account Name	New Separate Account Name
Intramerica Variable Annuity Account	Wilton Reassurance Life Co of New York Variable Annuity Account

This Supplement amends the above referenced Prospectus offered by Wilton Reassurance Life Company of New York. Please keep this Supplement for future reference together with your Prospectus. All capitalized terms have the same meaning as those included in the Prospectus.